UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288
                                   ---------

                     Franklin Strategic Mortgage Portfolio
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 3/31/04
                          -------

Item 1. Reports to Stockholders.




[GRAPHIC OMITTED]




                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     INCOME



                                    Franklin
                          Strategic Mortgage Portfolio

WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA E-MAIL?

Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.

                                 [LOGO OMITTED]

                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER ................................  1

SEMIANNUAL REPORT

Franklin Strategic Mortgage Portfolio .............  3

Performance Summary ...............................  6

Financial Highlights and
Statement of Investments ..........................  7

Financial Statements .............................. 14

Notes to Financial Statements ..................... 17

Proxy Voting Policies and Procedures .............. 23

--------------------------------------------------------------------------------


Semiannual Report

Franklin Strategic Mortgage Portfolio

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks to obtain a high level of total return relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities created from pools of mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities. 1


This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2004.


PERFORMANCE OVERVIEW

For the six months under review, Franklin Strategic Mortgage Portfolio - Class A delivered a +2.76% cumulative total return. The Fund underperformed its benchmark, the Citigroup Mortgage-Backed Securities Index, which returned 2.90%, for the same period. 2 The Fund's return compared favorably with the Lipper U.S. Mortgage Funds Objective Average's 2.41% return, and the Lehman Brothers Treasury Index's 2.51% return for the six-month period. 3 You can find the Fund's performance data in the Performance Summary on page 6.

PORTFOLIO BREAKDOWN
Based on Total Long-Term Investments

--------------------------------------------------------------------------------
                                                         3/31/04       9/30/03
--------------------------------------------------------------------------------
   30-Year Mortgage Pass-Throughs                          59.5%        61.9%
--------------------------------------------------------------------------------
   15-Year Mortgage Pass-Throughs                          17.2%        14.5%
--------------------------------------------------------------------------------
   Adjustable Rate Mortgages                               13.3%        15.5%
--------------------------------------------------------------------------------
   Home Equity Loans & Manufactured Housing ABS            10.0%         8.1%
--------------------------------------------------------------------------------

1. U.S. government securities owned by the Fund or held under repurchase agreement, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest. Although U.S. government sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support. Yield and share price are not guaranteed and will fluctuate with market conditions.
2. Source: Standard & Poor's Micropal. The Citigroup Mortgage-Backed Securities Index is a total return index that includes approximately 178 GNMA, FNMA and FHLMC issues. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
3. Sources: Standard & Poor's Micropal; Lipper Inc. The Lipper U.S. Mortgage Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Mortgage Funds classification in the Lipper Open-End underlying funds universe. Lipper U.S. Mortgage Funds are defined as funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. For the six-month period ended 3/31/04, the Lipper U.S. Mortgage Funds Objective Average consisted of 79 funds. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. The Lehman Brothers Treasury Index is the U.S. Treasury component of the Lehman Brothers U.S. Government Index. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.

                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

For the six months under review, the U.S. economy grew at an estimated 4.1% annualized rate. During the period, a dominant topic was the mixed employment picture. Although the unemployment rate declined over the period to 5.7%, until the March report, job creation appeared slower than many market participants expected. 4 This important factor contributed to the interest rate decline over the period. However, lower interest rates meant reduced mortgage rates, which enabled many homeowners to refinance their mortgages. Refinancing activity helped keep home sales and prices near three-year highs. This, combined with personal income tax reductions, helped improve consumers' net worths and spending ability, thereby supporting the country's economic growth.

Increased business spending also helped economic growth. After having been largely absent since the end of 2000, business spending posted strong results for the latter half of 2003. Nonresidential investment spending rose 10.9% annualized in the fourth quarter of 2003. 5 Lower interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels, in turn boosting profits and operating performance. Many corporate fixed income products also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation and labor costs.

The core Consumer Price Index, a measure of inflation that excludes food and energy, rose 1.6% for March 2004 compared with the same month a year earlier. Expected inflation is a key determinant of interest rates, and recent, subdued inflation contributed to the historically lower overall interest rate environment during the period. In addition to the positive effect of declining interest rates on the economy, corporate dividend tax reductions supported economic growth during the period.


INVESTMENT STRATEGY

We invest at least 80% of total net assets in mortgage-backed securities and mortgage-related securities. Normally we focus on mortgage pass-through securities issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac. At least 65% of total net assets are invested in securities rated AAA by Standard & Poor's or Aaa by Moody's Investors Service, independent credit rating agencies. If unrated, securities will be deemed of comparable quality by the Fund's manager. We analyze securities using research to help identify attractive investment opportunities.

4. Source: Bureau of Labor Statistics.
5. Source: Bureau of Economic Analysis.

4 |  Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, we used our research to uncover areas of the markets where we thought mortgage risk may have offered value. In the recent interest rate environment, we looked to add to those positions with valuations that we considered attractive, consistent with our investment strategy. In terms of coupon, we invested across a wide spectrum of securities. We also looked to mortgage-related asset-backed securities, particularly in the home equity sector. With the decline in overall interest rates over the reporting period, the mortgage-backed bond market generally rose in value; consequently, our holdings provided positive total returns for the Fund. We continued to be aware of the risks associated with news stories about Freddie Mac, which underperformed some other mortgage market sectors in October and November 2003.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.


[GRAPHIC OMITTED]
PICTURE OF ROGER A. BAYSTON

                       /s/ ROGER A. BAYSTON, CFA
                       Roger A. Bayston, CFA
                       Portfolio Manager
                       Franklin Strategic Mortgage Portfolio


DIVIDEND DISTRIBUTIONS*
10/1/03-3/31/04

--------------------------------------
  MONTH            DIVIDEND PER SHARE
--------------------------------------
  October                4.3981 cents
--------------------------------------
  November               4.2498 cents
--------------------------------------
  December               4.9358 cents
--------------------------------------
  January                4.4851 cents
--------------------------------------
  February               4.4568 cents
--------------------------------------
  March                  4.8100 cents
--------------------------------------
  TOTAL                 27.3356 CENTS
--------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                           Semiannual Report | 5

Performance Summary as of 3/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                         CHANGE    3/31/04   9/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$0.02     $10.08    $10.06
--------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/03-3/31/04)
--------------------------------------------------------------------------------
  Dividend Income                     $0.273356
--------------------------------------------------------------------------------

PERFORMANCE 1

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE.

--------------------------------------------------------------------------------
  CLASS A                          6-MONTH         1-YEAR     5-YEAR    10-YEAR
--------------------------------------------------------------------------------
  Cumulative Total Return 2         +2.76%         +3.81%    +39.52%   +103.29%
  Average Annual Total Return 3     -1.64%         -0.56%     +5.97%     +6.89%
--------------------------------------------------------------------------------
     Distribution Rate 4                    5.02%
--------------------------------------------------------------------------------
     30-Day Standardized Yield 5            3.40%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


ENDNOTES


THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. SECURITIES OWNED BY THE FUND, BUT NOT SHARES OF THE FUND, ARE GUARANTEED BY THE U.S. GOVERNMENT AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.


1. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current maximum sales charge. Six-month return has not been annualized.
4. Distribution rate is based on an annualization of March's 4.81 cent per share dividend and the maximum offering price of $10.53 on 3/31/04.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/04.

6 |  Past performance does not guarantee future results.  |  Semiannual Report

Franklin Strategic Mortgage Portfolio

FINANCIAL HIGHLIGHTS

                                              ------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  MARCH 31, 2004                  YEAR ENDED SEPTEMBER 30,
                                                   (UNAUDITED)      2003        2002        2001        2000        1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........        $10.06      $10.36      $10.27      $ 9.77       $9.74      $10.14
                                              ------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .....................          .159        .285        .488        .657        .663        .627

 Net realized and unrealized gains (losses) ..          .134        .048        .280        .539        .043       (.400)
                                              ------------------------------------------------------------------------------
Total from investment operations .............          .293        .333        .768       1.196        .706        .227
                                              ------------------------------------------------------------------------------
Less distributions from:

 Net investment income .......................         (.273)      (.542)      (.596)      (.693)      (.676)      (.627)

 Realized capital gain .......................            --       (.091)      (.082)         --          --          --
                                              ------------------------------------------------------------------------------
Total distributions ..........................         (.273)      (.633)      (.678)      (.693)      (.676)      (.627)
                                              ------------------------------------------------------------------------------
Net asset value, end of period ...............        $10.08      $10.06      $10.36      $10.27       $9.77      $ 9.74
                                              ==============================================================================

Total return b ...............................         2.76%       3.40%       7.79%      12.60%       7.60%       2.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............      $404,838    $421,827    $407,701    $188,330     $49,572     $32,877

Ratios to average net assets:

 Expenses ....................................          .54% d      .52%        .25%         --%         --%         --%

 Expenses excluding waiver and payments by
    affiliate ................................          .54% d      .52%        .54%        .64%        .63%        .70%

 Net investment income .......................         3.17% d     2.79%       4.78%       5.98%       6.87%       6.32%

Portfolio turnover rate ......................       122.86%     288.41%     219.99%     310.95%     226.43%      43.70%

Portfolio turnover rate excluding mortgage dollar
 rolls c .....................................        26.21%     125.17%      87.47%      87.91%      42.00%      41.72%

a Based on average daily shares outstanding.
b Total return does not reflect sales commissions and is not annualized for periods less than one year.
c See Note 1(d) regarding mortgage dollar rolls.
d Annualized.


                      Semiannual Report | See notes to financial statements. | 7

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 36.6%
  FHLMC, PC, 30-Year, 7.00%, 5/01/17 .....................................................   $     7,653      $      8,137
  FHLMC, PC, 30-Year, 8.50%, 5/01/17 .....................................................     2,796,554         3,075,532
  FHLMC, PC, 30-Year, 9.50%, 8/01/19 .....................................................       389,126           435,350
a FHLMC, Gold, 30-Year, 5.00%, 4/01/33 - 10/01/33 ........................................    37,325,423        37,551,065
a FHLMC, Gold, 30-Year, 5.50%, 4/01/33 - 10/01/33 ........................................    16,764,696        17,187,255
  FHLMC, Gold, 30-Year, 6.00%, 7/01/28 - 10/01/33 ........................................    23,460,651        24,400,346
  FHLMC, Gold, 30-Year, 6.50%, 2/01/19 - 7/01/32 .........................................     6,488,824         6,836,746
  FHLMC, Gold, 30-Year, 7.00%, 9/01/21 - 7/01/32 .........................................    11,489,759        12,201,357
  FHLMC, Gold, 30-Year, 7.50%, 7/01/24 - 8/01/32 .........................................     3,741,872         4,027,309
  FHLMC, Gold, 30-Year, 8.00%, 4/01/08 ...................................................       505,134           551,725
  FHLMC, Gold, 30-Year, 8.50%, 2/01/17 - 9/01/30 .........................................     2,291,292         2,495,022
  FHLMC, Gold, 30-Year, 9.00%, 7/01/08 - 9/01/30 .........................................       927,317         1,016,854
  FHLMC, Gold, 30-Year, 9.125%, 9/01/17 ..................................................         5,011             5,575
  FHLMC, Gold, 30-Year, 9.25%, 12/01/08 - 8/01/14 ........................................       212,581           226,144
  FHLMC, Gold, 30-Year, 9.50%, 12/01/16 - 4/01/25 ........................................     3,435,677         3,851,275
  FHLMC, Gold, 30-Year, 10.00%, 1/01/19 ..................................................       610,804           691,944
  FHLMC, Gold, 15-Year, 4.50%, 10/01/18 - 2/01/19 ........................................    22,893,453        23,225,948
  FHLMC, Gold, 15-Year, 5.00%, 10/01/17 - 8/01/18 ........................................     9,548,147         9,832,035
  FHLMC, Gold, 15-Year, 6.50%, 3/01/09 - 4/01/11 .........................................        16,333            17,403
  FHLMC, Gold, 15-Year, 7.00%, 6/01/09 - 7/01/11 .........................................        17,959            19,208
  FHLMC, Gold, 15-Year, 7.50%, 4/01/10 ...................................................         5,102             5,460
  FHLMC, Gold, 15-Year, 8.00%, 1/01/10 - 12/01/12 ........................................       412,488           441,856
                                                                                                              --------------
                                                                                                               148,103,546
                                                                                                              --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - ADJUSTABLE RATE 5.8%
  FHLMC, ARM, 3.061%, 11/01/16 ...........................................................       985,427         1,000,880
  FHLMC, ARM, 3.125%, 4/01/17 ............................................................       157,451           159,442
  FHLMC, ARM, 3.207%, 5/01/20 ............................................................       644,596           659,951
  FHLMC, ARM, 3.293%, 11/01/25 ...........................................................       223,317           228,739
  FHLMC, ARM, 3.368%, 7/01/22 ............................................................     3,300,834         3,392,281
  FHLMC, ARM, 3.388%, 9/01/27 ............................................................       498,442           514,777
  FHLMC, ARM, 3.457%, 3/01/19 ............................................................       437,359           453,055
  FHLMC, ARM, 3.538%, 5/01/22 ............................................................       377,103           383,883
  FHLMC, ARM, 3.605%, 11/01/25 ...........................................................     1,032,955         1,060,330
  FHLMC, ARM, 3.625%, 4/01/18 ............................................................       307,949           315,000
  FHLMC, ARM, 3.71%, 12/01/30 ............................................................       419,102           435,868
  FHLMC, ARM, 3.745%, 7/01/24 ............................................................       476,436           493,506
  FHLMC, ARM, 4.746%, 5/01/30 ............................................................     1,036,679         1,064,075
  FHLMC, ARM, 5.22%, 1/01/32 .............................................................     1,559,224         1,612,562
  FHLMC, ARM, 5.236%, 10/01/18 ...........................................................       540,087           551,068
  FHLMC, ARM, 5.422%, 4/01/24 ............................................................       618,698           633,482
  FHLMC, ARM, 5.853%, 1/01/31 ............................................................     1,198,939         1,234,930
  FHLMC, ARM, 6.091%, 1/01/28 ............................................................       772,462           792,124
  FHLMC, ARM, 6.197%, 8/01/31 ............................................................       413,901           432,204
  FHLMC, ARM, 6.344%, 4/01/30 ............................................................     5,714,283         5,831,616
  FHLMC, ARM, 6.347%, 7/01/30 ............................................................     1,139,727         1,184,616
  FHLMC, ARM, 6.877%, 11/01/19 ...........................................................       471,432           488,442
  FHLMC, ARM, 7.186%, 4/01/31 ............................................................       435,083           448,969
                                                                                                              --------------
                                                                                                                23,371,800
                                                                                                              --------------

8 | Semiannual Report

Franklin Strategic Mortgage Portfolio

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 33.4%
a FNMA, 30-Year, 5.50%, 4/01/33 - 11/01/33 ...............................................   $42,551,015      $ 43,613,947
a FNMA, 30-Year, 6.00%, 12/01/23 - 4/01/29 ...............................................     4,241,034         4,426,721
  FNMA, 30-Year, 6.50%, 12/01/28 - 8/01/31 ...............................................    22,529,833        23,684,421
  FNMA, 30-Year, 7.00%, 6/01/24 - 10/01/32 ...............................................     6,346,856         6,738,099
  FNMA, 30-Year, 7.50%, 8/01/22 - 4/01/32 ................................................     1,329,817         1,425,872
  FNMA, 30-Year, 8.00%, 7/01/16 - 7/01/31 ................................................       231,191           250,990
  FNMA, 30-Year, 8.50%, 7/01/24 - 4/01/30 ................................................     5,455,635         5,963,684
  FNMA, 30-Year, 9.00%, 8/01/09 - 9/01/26 ................................................     1,052,329         1,157,029
  FNMA, 30-Year, 9.25%, 10/01/09 .........................................................        26,162            27,740
  FNMA, 30-Year, 9.50%, 11/01/15 - 4/01/30 ...............................................     1,610,753         1,791,251
  FNMA, 30-Year, 10.00%, 7/01/16 - 4/01/21 ...............................................     1,218,759         1,375,759
  FNMA, 30-Year, 10.50%, 1/01/16 - 5/01/30 ...............................................       202,742           227,062
  FNMA, 30-Year, 10.75%, 10/01/05 ........................................................           958               972
  FNMA, 30-Year, 11.00%, 10/01/15 - 6/01/30 ..............................................       231,126           265,260
  FNMA, 30-Year, 12.00%, 4/01/15 - 5/01/16 ...............................................         8,311             9,564
  FNMA, 30-Year, 12.50%, 9/01/13 - 12/01/13 ..............................................         2,487             2,887
  FNMA, FHA/VA, 30-Year, 9.00%, 11/01/11 .................................................       398,355           441,407
  FNMA, FHA/VA, 30-Year, 10.00%, 8/01/15 .................................................       104,639           118,304
  FNMA, 15-Year, 5.00%, 6/01/18 - 7/01/18 ................................................    11,641,314        11,981,389
  FNMA, 15-Year, 5.50%, 5/01/14 - 2/01/18 ................................................     9,552,945         9,966,828
  FNMA, 15-Year, 6.00%, 1/01/11 - 5/01/17 ................................................     9,441,326         9,955,488
  FNMA, 15-Year, 6.50%, 9/01/08 - 9/01/16 ................................................     1,259,742         1,341,730
  FNMA, 15-Year, 7.00%, 7/01/09 - 11/01/11 ...............................................         5,439             5,823
  FNMA, 15-Year, 7.50%, 7/01/09 - 7/01/12 ................................................       116,435           124,846
  FNMA, 20-Year, 6.50%, 5/01/16 - 2/01/19 ................................................     9,869,471        10,416,624
  FNMA, PL, 30-Year, 10.00%, 9/01/20 .....................................................        26,615            29,853
                                                                                                              --------------
                                                                                                               135,343,550
                                                                                                              --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - ADJUSTABLE RATE 8.9%
  FNMA, ARM, 2.971%, 7/01/17 .............................................................       361,893           366,374
  FNMA, ARM, 3.102%, 4/01/18 .............................................................       102,606           105,882
  FNMA, ARM, 3.135%, 4/01/21 .............................................................       238,381           244,949
  FNMA, ARM, 3.152%, 1/01/18 .............................................................     4,003,587         4,102,961
  FNMA, ARM, 3.194%, 8/01/30 .............................................................       861,700           887,955
  FNMA, ARM, 3.203%, 1/01/17 .............................................................     1,014,247         1,053,014
  FNMA, ARM, 3.281%, 7/01/27 .............................................................       363,616           372,269
  FNMA, ARM, 3.319%, 12/01/22 ............................................................       543,480           557,703
  FNMA, ARM, 3.343%, 6/01/25 .............................................................       295,761           306,270
  FNMA, ARM, 3.367%, 7/01/19 .............................................................     3,882,161         4,013,058
  FNMA, ARM, 3.375%, 9/01/18 .............................................................        65,397            66,578
  FNMA, ARM, 3.416%, 4/01/27 .............................................................       620,603           635,511
  FNMA, ARM, 3.45%, 8/01/27 ..............................................................       182,439           187,255
  FNMA, ARM, 3.451%, 5/01/25 .............................................................       125,720           130,138
  FNMA, ARM, 3.456%, 5/01/27 .............................................................       864,241           892,036
  FNMA, ARM, 3.481%, 7/01/25 .............................................................       278,562           285,567
  FNMA, ARM, 3.514%, 10/01/29 ............................................................       647,743           658,743
  FNMA, ARM, 3.526%, 8/01/29 .............................................................       432,318           439,514
  FNMA, ARM, 3.54%, 7/01/19 ..............................................................       139,021           139,533
  FNMA, ARM, 3.57%, 10/01/24 .............................................................     1,199,095         1,219,942

                                                           Semiannual Report | 9

Franklin Strategic Mortgage Portfolio

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - ADJUSTABLE RATE (CONT.)
  FNMA, ARM, 3.62%, 7/01/14 ..............................................................   $   969,777      $    982,919
  FNMA, ARM, 3.774%, 10/01/29 ............................................................       665,294           682,062
  FNMA, ARM, 3.926%, 5/01/27 .............................................................     1,672,185         1,723,968
  FNMA, ARM, 4.596%, 10/01/19 ............................................................       853,709           892,210
  FNMA, ARM, 5.013%, 8/01/26 .............................................................       653,582           672,335
  FNMA, ARM, 5.042%, 2/01/32 .............................................................       684,837           692,965
  FNMA, ARM, 5.183%, 12/01/31 ............................................................       923,872           955,851
  FNMA, ARM, 5.233%, 8/01/32 .............................................................       382,239           398,022
  FNMA, ARM, 5.233%, 6/01/17 .............................................................       259,147           268,926
  FNMA, ARM, 5.523%, 1/01/32 .............................................................       439,767           452,999
  FNMA, ARM, 5.55%, 5/01/30 ..............................................................       344,129           357,534
  FNMA, ARM, 5.57%, 7/01/26 ..............................................................       121,258           122,829
  FNMA, ARM, 5.586%, 5/01/21 .............................................................       824,033           848,378
  FNMA, ARM, 5.614%, 5/01/28 .............................................................     1,581,031         1,630,909
  FNMA, ARM, 5.888%, 7/01/31 .............................................................       554,768           575,025
  FNMA, ARM, 5.95%, 4/01/18 ..............................................................       408,049           423,167
  FNMA, ARM, 5.994%, 6/01/31 .............................................................     1,404,830         1,441,384
  FNMA, ARM, 6.014%, 10/01/32 ............................................................       826,243           852,733
  FNMA, ARM, 6.089%, 5/01/31 .............................................................       149,813           156,188
  FNMA, ARM, 6.145%, 8/01/29 .............................................................       157,024           162,771
  FNMA, ARM, 6.176%, 12/01/24 ............................................................       243,695           250,385
  FNMA, ARM, 6.221%, 11/01/28 ............................................................       486,375           500,564
  FNMA, ARM, 6.344%, 7/01/31 .............................................................     2,887,236         2,982,990
  FNMA, ARM, 6.543%, 4/01/31 .............................................................       470,982           478,325
  FNMA, ARM, 7.145%, 9/01/32 .............................................................       554,795           569,495
  FNMA, ARM, 8.295%, 6/01/30 .............................................................        84,194            89,449
                                                                                                              --------------
                                                                                                                35,829,635
                                                                                                              --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 15.7%
  GNMA, II, SF, Jumbo 30-Year, 5.00%, 9/15/33 - 1/15/34 ..................................    24,192,527        24,369,860
  GNMA, II, SF, Jumbo 30-Year, 6.50%, 1/20/26 - 1/20/33 ..................................     4,378,917         4,614,595
  GNMA, II, SF, Jumbo 30-Year, 7.00%, 3/20/27 - 11/20/32 .................................     9,332,116         9,917,489
  GNMA, II, SF, Jumbo 30-Year, 7.50%, 1/20/22 - 7/20/32 ..................................     5,541,718         5,945,508
  GNMA, II, SF, Jumbo 30-Year, 8.00%, 8/20/26 ............................................         1,652             1,800
  GNMA, II, SF, Jumbo 30-Year, 9.00%, 11/20/19 - 11/20/24 ................................        30,181            33,669
  GNMA, II, SF, Jumbo 30-Year, 10.50%, 6/20/20 ...........................................           200               228
  GNMA, II, SF, 15-Year, 9.00%, 8/20/06 - 12/20/06 .......................................         4,009             4,262
  GNMA, II, SF, Custom 30-Year, 7.50%, 6/20/17 ...........................................        58,438            63,131
  GNMA, II, SF, Custom 30-Year, 8.00%, 1/20/17 - 11/20/17 ................................       674,533           738,170
  GNMA, II, SF, Custom 30-Year, 8.50%, 7/20/16 - 8/20/16 .................................        99,394           109,555
a GNMA, SF, 30-Year, 5.50%, 4/01/33 - 10/15/33 ...........................................     3,585,268         3,690,422
a GNMA, SF, 30-Year, 6.00%, 2/15/29 - 4/01/32 ............................................     3,740,118         3,908,921
  GNMA, SF, 30-Year, 6.50%, 1/15/24 - 5/15/32 ............................................       788,921           834,278
  GNMA, SF, 30-Year, 7.00%, 10/15/09 - 2/15/32 ...........................................     3,873,447         4,142,079

10 | Semiannual Report

Franklin Strategic Mortgage Portfolio

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONT.)
  GNMA, SF, 30-Year, 7.50%, 6/15/23 - 10/15/29 ...........................................   $   458,010      $    493,824
  GNMA, SF, 30-Year, 8.00%, 1/15/17 - 1/15/28 ............................................     1,183,962         1,304,016
  GNMA, SF, 30-Year, 8.25%, 6/15/04 - 10/15/21 ...........................................       749,508           819,037
  GNMA, SF, 30-Year, 8.50%, 6/15/16 - 8/15/26 ............................................     1,176,211         1,306,904
  GNMA, SF, 30-Year, 9.00%, 11/15/04 - 12/15/16 ..........................................       405,735           447,132
  GNMA, SF, 30-Year, 9.50%, 10/15/09 - 10/15/20 ..........................................       268,088           296,958
  GNMA, SF, 30-Year, 10.00%, 10/15/18 - 2/15/19 ..........................................        46,397            52,638
  GNMA, SF, 30-Year, 10.50%, 1/15/16 .....................................................         1,315             1,500
  GNMA, SF, 15-Year, 7.00%, 5/15/14 ......................................................       155,352           167,281
  GNMA, SF, 15-Year, 8.00%, 9/15/15 ......................................................       254,664           273,523
                                                                                                              --------------
                                                                                                                63,536,780
                                                                                                              --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-ADJUSTABLE RATE .3%
  GNMA, SF, ARM, 4.625%, 11/20/25 ........................................................       277,182           284,802
  GNMA, SF, ARM, 4.75%, 7/20/27 ..........................................................       852,496           878,561
                                                                                                              --------------
                                                                                                                 1,163,363
                                                                                                              --------------
  HOME EQUITY ASSET-BACKED SECURITIES 10.9%
  AFC Home Equity Loan Trust, 2.07%, 12/22/27 ............................................     2,174,704         2,178,099
  Ameriquest Mortgage Securities Inc., 2002-3, AF5, 5.47%, 8/25/32 .......................     2,000,000         2,029,579
  Asset Backed Funding Certificates, 2001-AQ1, M1, 6.863%, 5/20/32 .......................     6,000,000         6,198,881
  Chase Funding Mortgage Loan Asset Backed Certificates,
     1993-3, IIA1, 5.7125%, 9/25/29 ......................................................       496,120           497,078
     CFAB, 03-6, 4.499%, 8/25/30 .........................................................    10,000,000        10,325,106
  Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%, 1/25/33 ...................     4,000,000         4,098,698
  Contimortgage Home Equity Loan Trust, 99-3, A6, 7.68%, 12/25/29 ........................       807,552           851,140
  Morgan Stanley Capital I, 1 Month Libor, 2002-NC4, A2, 2.23%, 9/25/32 ..................     2,533,727         2,541,762
  Residential Asset Mortgage, Products Inc., 4.237%, 2004-RS3, A13, 6/25/31 ..............     3,700,000         3,698,265
  Residential Asset Securities Corp.,
     1.34%, 3/25/30 ......................................................................     3,778,804         3,784,433
     2004-KS1, AI4, 4.213%, 7/25/32 ......................................................     2,500,000         2,535,744
  Residential Funding Mortgage Securities II,
     4.04%, 2002-HI5, A4, 7/25/15 ........................................................     2,500,000         2,557,024
     3.77%, 2004-HS1, A14, 1/25/22 .......................................................     3,000,000         2,985,936
                                                                                                              --------------
                                                                                                                44,281,745
                                                                                                              --------------
  MISCELLANEOUS MORTGAGE-BACKED SECURITIES .2%
  Fingerhut Master Trust, 2.72%, 9/15/10 .................................................       470,065           470,451
  Travelers Mortgage Services Inc., 3.47%, 12/25/18 ......................................       318,096           317,782
  Vanderbilt Mortgage Finance, 6.75%, 10/07/28 ...........................................       100,000           106,283
                                                                                                              --------------
                                                                                                                   894,516
                                                                                                              --------------
  TOTAL LONG TERM INVESTMENTS (COST $447,831,892) ........................................                     452,524,935
b ALLOWANCE FOR PAYDOWNS  (.1)% ..........................................................                        (432,961)
                                                                                                              --------------
  TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT  111.7% .................................                     452,091,974

                                                          Semiannual Report | 11

Franklin Strategic Mortgage Portfolio

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT (COST $19,319,104) 4.7%
c  Franklin Institutional Fiduciary Trust Money Market Portfolio .........................    19,319,104      $ 19,319,104
                                                                                                              --------------
  TOTAL INVESTMENTS (COST $467,150,996) 116.4% ...........................................                     471,411,078
  OTHER ASSETS, LESS LIABILITIES (16.4)% .................................................                     (66,572,592)
                                                                                                              --------------
  NET ASSETS 100.0% ......................................................................                    $404,838,486
                                                                                                              ==============

a See Note 1(b) regarding securities purchased on a to-be-announced basis.
b See Note 1(c) regarding allowance for paydowns.
c See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.

12 |  See notes to financial statements.  |  Semiannual Report

Franklin Strategic Mortgage Portfolio

GLOSSARY OF TERMS


ARM - Adjustable Rate Mortgage
FHA - Federal Housing Administration
PC  - Participation Certificate
PL  - Project Loan
SF  - Single Family
VA  - Veteran's Administration

                                                          Semiannual Report | 13

Franklin Strategic Mortgage Portfolio

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (unaudited)

Assets:
 Investments in securities:
  Cost ........................................................  $467,150,996
                                                                 ==============
  Value .......................................................   471,411,078
 Cash .........................................................         1,034
 Receivables:
  Investment securities sold ..................................     5,782,069
  Capital shares sold .........................................       887,410
  Interest ....................................................     1,806,537
                                                                 --------------
      Total assets ............................................   479,888,128
                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased .............................    73,694,218
  Capital shares redeemed .....................................       740,892
  Affiliates ..................................................       161,617
  Shareholders ................................................        32,499
 Distributions to shareholders ................................       367,537
 Other liabilities ............................................        52,879
                                                                 --------------
      Total liabilities .......................................    75,049,642
                                                                 --------------
       Net assets, at value ...................................  $404,838,486
                                                                 ==============
Net assets consist of:
 Distributions in excess of net investment income .............  $ (5,136,644)
 Net unrealized appreciation (depreciation) ...................     4,260,082
 Accumulated net realized gain (loss) .........................    (1,821,188)
 Capital shares ...............................................   407,536,236
                                                                 --------------
       Net assets, at value ...................................  $404,838,486
                                                                 ==============
CLASS A:
 Net assets, at value .........................................  $404,838,486
                                                                 ==============
 Shares outstanding ...........................................    40,179,689
                                                                 ==============
 Net asset value per share a ..................................        $10.08
                                                                 ==============
 Maximum offering price per share
    (net asset value per share (DIVIDE) 95.75%) ...............        $10.53
                                                                 ==============


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


14 |  See notes to financial statements.  |  Semiannual Report

Franklin Strategic Mortgage Portfolio

STATEMENT OF OPERATIONS
for the six months ended March 31, 2004 (unaudited)


Investment income:
 Dividends .........................................................$    46,609
 Interest ..........................................................  7,575,725
                                                                    ------------
      Total investment income ......................................  7,622,334
                                                                    ------------
Expenses:
 Management fees (Note 3) ..........................................    784,252
 Transfer agent fees (Note 3) ......................................    230,487
 Custodian fees ....................................................      2,640
 Reports to shareholders ...........................................     16,525
 Registration and filing fees ......................................     38,243
 Professional fees .................................................     14,771
 Trustees' fees and expenses .......................................      9,504
 Other .............................................................     14,910
                                                                    ------------
      Total expenses ...............................................  1,111,332
                                                                    ------------
       Net investment income .......................................  6,511,002
                                                                    ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........................  4,062,117
 Net unrealized appreciation (depreciation) on investments .........    968,090
                                                                    ------------
Net realized and unrealized gain (loss) ............................  5,030,207
                                                                    ------------
Net increase (decrease) in net assets resulting from operations ....$11,541,209
                                                                    ============

                     Semiannual Report | See notes to financial statements. | 15

Franklin Strategic Mortgage Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended March 31, 2004 (unaudited) and the year ended September 30, 2003

                                                                      --------------------------------------
                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                        MARCH 31, 2004    SEPTEMBER 30, 2003
                                                                      --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................    $  6,511,002        $ 12,130,000
  Net realized gain (loss) from investments and financial futures ....       4,062,117           6,009,287
  Net unrealized appreciation (depreciation) on investments ..........         968,090          (3,978,112)
                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from operations ...      11,541,209          14,161,175
 Distributions to shareholders from:
  Net investment income ..............................................     (11,175,024)        (23,092,475)
  Net realized gains .................................................              --          (3,766,405)
                                                                      --------------------------------------
 Total distributions to shareholders .................................     (11,175,024)        (26,858,880)
 Capital share transactions (Note 2) .................................     (17,354,643)         26,823,466
                                                                      --------------------------------------
   Net increase (decrease) in net assets .............................     (16,988,458)         14,125,761
Net assets:
 Beginning of period .................................................     421,826,944         407,701,183
                                                                      --------------------------------------
 End of period .......................................................    $404,838,486        $421,826,944
                                                                      ======================================
Distributions in excess of net investment
 income included in net assets:
 End of period .......................................................    $ (5,136,644)       $   (472,622)
                                                                      ======================================

16 |  See notes to financial statements.  |  Semiannual Report

Franklin Strategic Mortgage Portfolio

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio (the Fund). The Fund seeks total return. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Debt securities are valued by independent pricing services or market makers under procedures approved by the Board of Trustees. If events occur that materially affect the values of securities after the prices are determined but prior to 4:00 PM ET or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees. Investments in open-end mutual funds are valued at the closing net asset value.

B. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. ALLOWANCE FOR PAYDOWNS

The Fund provides estimates, based on historical experience, for anticipated paydowns. The allowance is recorded as a reduction or increase to net assets as noted on the Statement of Investments and is included in the unrealized appreciation/depreciation shown on the accompanying financial statements.

D. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the Fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses are included in the Statement of Operations.

                                                          Semiannual Report | 17

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill their obligations.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

18 | Semiannual Report

Franklin Strategic Mortgage Portfolio

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                       ----------------------------------------------------------
                                           SIX MONTHS ENDED                  YEAR ENDED
                                            MARCH 31, 2004               SEPTEMBER 30, 2003
                                       ----------------------------------------------------------
                                         SHARES        AMOUNT          SHARES          AMOUNT
                                       ----------------------------------------------------------
Shares sold ..........................  5,818,798   $ 58,407,551     16,477,900   $ 168,508,139
Shares issued in reinvestment
 of distributions ....................    891,482      8,940,466      2,108,653      21,507,173
Shares redeemed ...................... (8,442,358)   (84,702,660)   (16,044,902)   (163,191,846)
                                       ----------------------------------------------------------
Net increase (decrease) .............. (1,732,078)  $(17,354,643)     2,541,651   $  26,823,466
                                       ==========================================================

3. TRANSACTION WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities.

------------------------------------------------------------------------------------------
  ENTITY                                                         AFFILIATION
------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                             Investment manager
  Franklin Templeton Services, LLC (FT Services)                 Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)           Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)  Transfer agent

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
         .40%           First $250 million
         .38%           Over $250 million, up to and including $500 million
         .36%           In excess of $500 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Distributors has advised the Fund it received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $21,445 and $4,897 respectively.

The Fund paid transfer agent fees of $230,487, of which $138,560 was paid to Investor Services.

At March 31, 2004, investment companies managed by Advisers owned 17.88% of the Fund.

                                                          Semiannual Report | 19

Franklin Strategic Mortgage Portfolio

4. INCOME TAXES

At March 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income taxes purposes of $467,756,960 was as follows:

Unrealized appreciation .................................... $ 5,116,320
Unrealized depreciation ....................................  (1,462,202)
                                                             ------------
Net unrealized appreciation (depreciation) ................. $ 3,654,118
                                                             ============

At September 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $5,873,670. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll transactions and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, mortgage dollar roll transactions, and paydown losses.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended March 31, 2004 aggregated $585,313,016 and $619,101,105 respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $46,609 of dividend income from investment in the Sweep Money Fund for the period ended March 31, 2004.


7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

20 | Semiannual Report

Franklin Strategic Mortgage Portfolio

7. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.



                                                          Semiannual Report | 21

Franklin Strategic Mortgage Portfolio

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (continued)

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

22 |  Semiannual Report

Franklin Strategic Mortgage Portfolio

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                          Semiannual Report | 23

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
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
Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7

Alabama                                Michigan 8
Arizona                                Minnesota 8
California 9                           Missouri
Colorado                               New Jersey
Connecticut                            New York 9
Florida 9                              North Carolina
Georgia                                Ohio 8
Kentucky                               Oregon
Louisiana                              Pennsylvania
Maryland                               Tennessee
Massachusetts 8                        Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

                  [LOGO OMITTED]

             FRANKLIN(R) TEMPLETON(R)                One Franklin Parkway
                   INVESTMENTS                       San Mateo, CA 94403-1906


[ ] WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
    Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Mortgage Portfolio



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


157 S2004 05/04




Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Tam-Loo, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Tam-Loo, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    May 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    May 11, 2004


By /s/Galen Vetter
Chief Financial Officer
Date    May 11, 2004